NOTE 15 - COMMON STOCK PURCHASE WARRANTS (Schedule of activity of warrants) (Details) - $ / shares	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Number of Warrants
Outstanding at the beginning of the year		0
Warrants expired, forfeited, cancelled or exercised	(433,069)
Outstanding at end of period	0	2,242,000	0
Warrant [Member]
Number of Warrants
Outstanding at the beginning of the year		25,216,332	218,764
Warrants expired, forfeited, cancelled or exercised		(300,000)	(433,444)
Warrants issued with debt, debt modifications or services			10,967,012
Warrants issued		496,215	14,464,000
Outstanding at end of period	25,216,332	25,412,547	25,216,332
Exercisable at end of period		25,412,547
Weighted Avg. Exercise Price
Outstanding at the beginning of the year		$ 0.65	$ 8.4
Warrants expired, forfeited, cancelled or exercised			233.45
Warrants issued with debt, debt modifications or services			0.65
Warrants issued		0.65
Outstanding at end of period	$ 0.65	0.68	0.65
Exercisable at end of period	$ 8.4	$ 0.66	$ 8.4
Remaining Contractual Life (Years)
Outstanding at the beginning of the year		4 years 7 months 6 days	4 years 7 months 6 days
Warrants issued with debt, debt modifications or services			4 years 7 months 6 days
Warrant issued		4 years 10 months 25 days
Outstanding at end of period		3 years 10 months 25 days	4 years 10 months 25 days
Exercisable at end of period		3 years 10 months 25 days